High Yield Bond Core Fund
Portfolio of Investments
September 30, 2022 (unaudited)
Principal Amount or Shares		Value
	CORPORATE BONDS—96.2%
	Aerospace/Defense—1.5%
$ 3,800,000	TransDigm, Inc., Sec. Fac. Bond, 144A, 6.250%, 3/15/2026	$ 3,692,422
4,800,000	TransDigm, Inc., Sr. Sub., 6.875%, 5/15/2026	4,556,554
600,000	TransDigm, Inc., Sr. Sub. Note, Series WI, 4.625%, 1/15/2029	484,509
3,450,000	TransDigm, Inc., Sr. Sub., Series WI, 7.500%, 3/15/2027	3,288,540
	TOTAL	12,022,025
	Automotive—5.2%
3,075,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 4.875%, 8/15/2026	2,698,712
6,400,000	Dornoch Debt Merger Sub, Inc., Sr. Unsecd. Note, 144A, 6.625%, 10/15/2029	4,622,740
6,825,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.375%, 11/13/2025	6,039,762
4,700,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.000%, 11/13/2030	3,676,481
2,000,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.125%, 8/17/2027	1,725,740
3,725,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.113%, 5/3/2029	3,240,806
1,800,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, Series GMTN, 4.389%, 1/8/2026	1,632,073
400,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.000%, 5/15/2027	341,962
1,600,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.375%, 5/15/2029	1,379,624
9,500,000	Panther BF Aggregator 2 LP, Sr. Unsecd. Note, 144A, 8.500%, 5/15/2027	9,089,600
5,625,000	Real Hero Merger Sub 2, Inc., Sr. Unsecd. Note, 144A, 6.250%, 2/1/2029	4,069,406
3,575,000	Schaeffler Verwaltung ZW, 144A, 4.750%, 9/15/2026	3,046,581
	TOTAL	41,563,487
	Building Materials—4.6%
2,500,000	Abc Supply Co., Inc., Sr. Unsecd. Note, 144A, 3.875%, 11/15/2029	1,962,949
1,250,000	Camelot Return Merger SU, Sec. Fac. Bond, 144A, 8.750%, 8/1/2028	1,031,952
1,300,000	Cornerstone Building Brands, Sr. Unsecd. Note, 144A, 6.125%, 1/15/2029	727,928
5,375,000	Cp Atlas Buyer, Inc., Sr. Unsecd. Note, 144A, 7.000%, 12/1/2028	4,010,879
6,225,000	Foundation Building Materials, Inc., Sr. Unsecd. Note, 144A, 6.000%, 3/1/2029	4,555,283
4,275,000	Gyp Holdings III Corp., Sr. Unsecd. Note, 144A, 4.625%, 5/1/2029	3,260,344
2,950,000	Interface, Inc., Sr. Unsecd. Note, 144A, 5.500%, 12/1/2028	2,526,221
1,950,000	MIWD Holdco II LLC/MIWD Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 2/1/2030	1,447,215
4,175,000	Srs Distribution, Inc., Sr. Unsecd. Note, 144A, 6.000%, 12/1/2029	3,336,430
2,850,000	Srs Distribution, Inc., Sr. Unsecd. Note, 144A, 6.125%, 7/1/2029	2,294,497
2,850,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 4.375%, 7/15/2030	2,187,118
1,200,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2028	1,016,706
4,025,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2027	3,571,262
3,575,000	White Cap Buyer LLC, Sr. Unsecd. Note, 144A, 6.875%, 10/15/2028	2,924,225
2,150,000	White Cap Parent LLC, Sr. Sub. Secd. Note, 144A, 8.250%, 3/15/2026	1,825,642
	TOTAL	36,678,651
	Cable Satellite—8.2%
2,300,000	CCO Holdings LLC/Cap Corp., Sr. Sub. Secd. Note, 144A, 5.500%, 5/1/2026	2,182,596
3,625,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 4.500%, 5/1/2032	2,771,167
1,300,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.000%, 3/1/2023	1,294,150
3,225,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2031	2,479,186
1,675,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 1/15/2034	1,202,859
2,350,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 8/15/2030	1,864,267
2,150,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 6/1/2033	1,593,408
1,650,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	1,425,542

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Cable Satellite—continued
$ 1,650,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.375%, 6/1/2029	$ 1,447,875
1,550,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 3.375%, 2/15/2031	1,095,207
3,800,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.125%, 12/1/2030	2,845,326
4,800,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.500%, 11/15/2031	3,613,440
4,225,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.625%, 12/1/2030	2,880,711
2,275,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.000%, 11/15/2031	1,506,973
4,500,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2030	3,206,700
1,350,000		DIRECTV Holdings LLC, Sec. Fac. Bond, 144A, 5.875%, 8/15/2027	1,166,906
2,000,000		DISH DBS Corp., Sr. Unsecd. Note, 7.375%, 7/1/2028	1,349,212
5,900,000		DISH DBS Corp., Sr. Unsecd. Note, Series WI, 5.125%, 6/1/2029	3,475,690
3,000,000		Doyla Holdco 18 Designated Activity Co., Sr. Unsecd. Note, 144A, 5.000%, 7/15/2028	2,432,160
2,650,000	[1,2,3]	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 5.500%, 8/1/2023	0
2,475,000	[1,2,3]	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 144A, 8.500%, 10/15/2024	0
1,975,000	[1,2,3]	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 144A, 9.750%, 7/15/2025	0
500,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 3.125%, 9/1/2026	439,750
4,175,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2031	3,246,981
2,725,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2030	2,220,875
1,000,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.500%, 7/1/2029	901,598
5,800,000		Telenet Finance Luxembourg, Sec. Fac. Bond, 144A, 5.500%, 3/1/2028	5,081,583
5,525,000		UPC Broadband Finco BV, Sr. Note, 144A, 4.875%, 7/15/2031	4,296,489
725,000		Virgin Media Finance PLC, Sr. Unsecd. Note, 144A, 5.000%, 7/15/2030	534,234
625,000		Virgin Media Secured Finance PLC, Sec. Fac. Bond, 144A, 5.500%, 5/15/2029	536,590
1,000,000		Vmed O2 UK Financing I PLC, Sec. Fac. Bond, 144A, 4.250%, 1/31/2031	760,000
3,525,000		Vmed O2 UK Financing I PLC, Sr. Note, 144A, 4.750%, 7/15/2031	2,728,142
6,175,000		Ziggo Finance BV, Sr. Unsecd. Note, 144A, 6.000%, 1/15/2027	5,163,041
		TOTAL	65,742,658
		Chemicals—3.4%
3,575,000		Axalta Coating Systems LLC, Sr. Unsecd. Note, 144A, 3.375%, 2/15/2029	2,808,091
225,000		Cheever Escrow Issuer, Sec. Fac. Bond, 144A, 7.125%, 10/1/2027	201,665
1,375,000		Compass Minerals International, Inc., Sr. Unsecd. Note, 144A, 6.750%, 12/1/2027	1,293,930
3,100,000		Element Solutions, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2028	2,502,584
2,775,000		H.B. Fuller Co., Sr. Unsecd. Note, 4.250%, 10/15/2028	2,340,560
5,700,000		Herens Holdco S.a.r.l., Sec. Fac. Bond, 144A, 4.750%, 5/15/2028	4,578,525
5,225,000		Koppers, Inc., Sr. Unsecd. Note, 144A, 6.000%, 2/15/2025	4,685,858
5,675,000		Olympus Water US Holding Corp., Sr. Unsecd. Note, 144A, 6.250%, 10/1/2029	3,898,555
3,950,000		Polar US Borrower LLC, Sr. Unsecd. Note, 144A, 6.750%, 5/15/2026	2,180,104
3,550,000		WR Grace Holdings LLC, Sr. Unsecd. Note, 144A, 5.625%, 8/15/2029	2,671,375
		TOTAL	27,161,247
		Construction Machinery—0.6%
2,525,000		H&E Equipment Services, Inc., Sr. Unsecd. Note, 144A, 3.875%, 12/15/2028	1,987,440
1,225,000		United Rentals, Inc., Sr. Unsecd. Note, 3.875%, 2/15/2031	998,853
625,000		United Rentals North America, Inc., Sr. Unsecd. Note, 3.750%, 1/15/2032	491,966
1,100,000		United Rentals North America, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2028	1,010,949
		TOTAL	4,489,208
		Consumer Cyclical Services—2.2%
6,800,000		Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	4,402,856
4,400,000		Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 9.750%, 7/15/2027	3,622,633
7,475,000		Garda World Security Corp., Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	5,495,193
3,303,000		GW B-CR Security Corp., Sr. Unsecd. Note, 144A, 9.500%, 11/1/2027	2,901,719

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Cyclical Services—continued
$ 2,000,000	Signal Parent, Inc., Sr. Unsecd. Note, 144A, 6.125%, 4/1/2029	$ 976,019
	TOTAL	17,398,420
	Consumer Products—1.9%
6,850,000	BCPE Empire Holdings, Inc., Sr. Unsecd. Note, 144A, 7.625%, 5/1/2027	5,948,215
5,100,000	Diamond BC BV, Sr. Unsecd. Note, 144A, 4.625%, 10/1/2029	3,558,780
1,450,000	Edgewell Personal Care Co., Sr. Unsecd. Note, 144A, 4.125%, 4/1/2029	1,206,451
5,875,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.375%, 3/31/2029	4,371,469
650,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2028	515,869
	TOTAL	15,600,784
	Diversified Manufacturing—1.0%
5,875,000	Gates Global LLC, Sr. Unsecd. Note, 144A, 6.250%, 1/15/2026	5,412,138
2,900,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.250%, 6/15/2028	2,846,601
	TOTAL	8,258,739
	Finance Companies—2.0%
900,000	Navient Corp., Sr. Unsecd. Note, 4.875%, 3/15/2028	689,306
4,950,000	Navient Corp., Sr. Unsecd. Note, 5.500%, 3/15/2029	3,769,462
250,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/25/2025	234,394
5,250,000	Quicken Loans LLC/Quicken Loans Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.875%, 3/1/2031	3,813,726
2,275,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 4.000%, 10/15/2033	1,567,632
2,775,000	United Shore Financial Services, Sr. Unsecd. Note, 144A, 5.500%, 11/15/2025	2,424,517
3,000,000	United Wholesale Mortgage LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2029	2,286,105
1,275,000	United Wholesale Mortgage LLC, Sr. Unsecd. Note, 144A, 5.750%, 6/15/2027	1,012,838
	TOTAL	15,797,980
	Food & Beverage—1.3%
2,650,000	Bellring Brands, Inc., Sr. Unsecd. Note, 144A, 7.000%, 3/15/2030	2,429,652
2,500,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 4.250%, 8/1/2029	2,086,425
2,500,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2028	2,286,425
951,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	908,804
1,425,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/1/2030	1,182,437
1,900,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2029	1,630,390
	TOTAL	10,524,133
	Gaming—4.2%
2,625,000	Affinity Gaming LLC, 144A, 6.875%, 12/15/2027	2,144,979
1,025,000	Boyd Gaming Corp., Sr. Unsecd. Note, 4.750%, 12/1/2027	909,175
1,700,000	Boyd Gaming Corp., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2031	1,379,176
2,950,000	Caesars Entertainment Corp., Sr. Unsecd. Note, 144A, 4.625%, 10/15/2029	2,261,286
2,250,000	Colt Merger Sub, Inc., Sr. Secd. Note, 144A, 5.750%, 7/1/2025	2,173,950
875,000	Colt Merger Sub, Inc., Sr. Secd. Note, 144A, 6.250%, 7/1/2025	844,743
1,175,000	Colt Merger Sub, Inc., Sr. Unsecd. Note, 144A, 8.125%, 7/1/2027	1,124,957
2,300,000	Midwest Gaming Borrower LLC, 144A, 4.875%, 5/1/2029	1,898,190
5,775,000	Mohegan Tribal Gaming Authority, 144A, 8.000%, 2/1/2026	4,828,275
3,050,000	Penn National Gaming, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2029	2,338,619
1,250,000	Raptor Acquisition Corp./Raptor Co-Issuer LLC, Sec. Fac. Bond, 144A, 4.875%, 11/1/2026	1,076,569
3,800,000	Scientific Games Holdings Corp., Sr. Unsecd. Note, 144A, 6.625%, 3/1/2030	3,052,217
2,725,000	Scientific Games International, Inc., 144A, 8.625%, 7/1/2025	2,793,180
1,500,000	Scientific Games International, Inc., Sr. Unsecd. Note, 144A, 7.250%, 11/15/2029	1,398,000
4,425,000	Station Casinos, Inc., Sr. Unsecd. Note, 144A, 4.500%, 2/15/2028	3,638,597
650,000	VICI Properties LP/VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.500%, 9/1/2026	594,386
1,525,000	VICI Properties LP/VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/15/2025	1,437,019
	TOTAL	33,893,318

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Health Care—5.9%
$ 2,975,000		AdaptHealth LLC, Sr. Unsecd. Note, 144A, 4.625%, 8/1/2029	$ 2,390,308
1,375,000		AdaptHealth LLC, Sr. Unsecd. Note, 144A, 5.125%, 3/1/2030	1,135,888
2,900,000		Ardent Health Services, Sr. Unsecd. Note, 144A, 5.750%, 7/15/2029	2,255,721
1,500,000		Avantor Funding, Inc., Sec. Fac. Bond, 144A, 4.625%, 7/15/2028	1,338,225
2,150,000		Avantor Funding, Inc., Sr. Unsecd. Note, 144A, 3.875%, 11/1/2029	1,750,455
3,450,000		CHS/Community Health Systems, Inc., 144A, 6.125%, 4/1/2030	1,634,437
3,300,000		CHS/Community Health Systems, Inc., 2nd Lien, 144A, 6.875%, 4/15/2029	1,601,299
2,400,000		CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 8.000%, 3/15/2026	2,081,898
1,350,000		Embecta Corp., Sec. Fac. Bond, 144A, 5.000%, 2/15/2030	1,160,757
2,100,000		Embecta Corp., Sr. Note, 144A, 6.750%, 2/15/2030	1,949,039
400,000		Garden Spinco Corp., Sr. Unsecd. Note, 144A, 8.625%, 7/20/2030	414,126
3,400,000		Global Medical Response, Inc., Sec. Fac. Bond, 144A, 6.500%, 10/1/2025	2,858,329
4,425,000		LifePoint Health, Inc., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2029	3,093,702
625,000		LifePoint Health, Inc., Sr. Unsecd. Note, 144A, 9.750%, 12/1/2026	560,269
2,350,000		MEDNAX, Inc., Sr. Unsecd. Note, 144A, 5.375%, 2/15/2030	1,950,733
9,300,000		Mozart Debt Merger Sub, Inc., Sr. Unsecd. Note, 144A, 5.250%, 10/1/2029	7,039,449
1,725,000		MPH Acquisition Holdings LLC, Sr. Note, 144A, 5.500%, 9/1/2028	1,426,368
3,575,000		MPH Acquisition Holdings LLC, Sr. Unsecd. Note, 144A, 5.750%, 11/1/2028	2,692,011
1,300,000		Team Health Holdings, Inc., Sr. Unsecd. Note, 144A, 6.375%, 2/1/2025	965,740
1,125,000		Tenet Healthcare Corp., 144A, 4.250%, 6/1/2029	933,126
1,750,000		Tenet Healthcare Corp., 144A, 5.125%, 11/1/2027	1,573,928
1,500,000		Tenet Healthcare Corp., 144A, 6.250%, 2/1/2027	1,403,227
650,000		Tenet Healthcare Corp., Sr. Secd. Note, 4.625%, 7/15/2024	629,262
4,950,000		Tenet Healthcare Corp., Sr. Unsecd. Note, 144A, 6.125%, 10/1/2028	4,344,634
		TOTAL	47,182,931
		Health Insurance—0.7%
1,350,000		Centene Corp., Sr. Unsecd. Note, 2.625%, 8/1/2031	1,020,233
2,275,000		Centene Corp., Sr. Unsecd. Note, Series WI, 4.250%, 12/15/2027	2,085,777
2,600,000		Centene Corp., Sr. Unsecd. Note, Series WI, 4.625%, 12/15/2029	2,342,457
		TOTAL	5,448,467
		Independent Energy—5.2%
1,625,000		Antero Resources Corp., Sr. Unsecd. Note, 144A, 5.375%, 3/1/2030	1,464,604
1,400,000		Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsecd. Note, 144A, 8.250%, 12/31/2028	1,347,910
949,000		Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsecd. Note, 144A, 9.000%, 11/1/2027	1,159,397
1,075,000		Berry Petroleum Co., Sr. Unsecd. Note, 144A, 7.000%, 2/15/2026	949,370
2,450,000		Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 8.250%, 7/15/2025	2,393,130
3,175,000	[1,3]	Chesapeake Energy Corp., Sr. Unsecd. Note, 7.000%, 10/1/2024	87,313
4,025,000		Comstock Resources, Inc., Sr. Unsecd. Note, 144A, 6.750%, 3/1/2029	3,721,888
2,650,000		Crownrock LP/ Crownrock F, Sr. Unsecd. Note, 144A, 5.625%, 10/15/2025	2,541,165
2,700,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 5.875%, 9/1/2025	2,711,813
2,375,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 6.125%, 1/1/2031	2,345,146
1,925,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 6.625%, 9/1/2030	1,958,485
500,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 7.150%, 5/15/2028	516,440
1,675,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 8.000%, 7/15/2025	1,777,845
2,000,000		PDC Energy, Inc., Sr. Unsecd. Note, Series WI, 5.750%, 5/15/2026	1,852,950
4,225,000		Permian Resources Operating LLC, Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	4,097,109
575,000		Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	542,814
524,000		Range Resources Corp., Sr. Unsecd. Note, 5.000%, 3/15/2023	522,986
1,275,000		Range Resources Corp., Sr. Unsecd. Note, 8.250%, 1/15/2029	1,300,022
2,025,000		Rockcliff Energy II LLC, Sr. Unsecd. Note, 144A, 5.500%, 10/15/2029	1,777,669

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Independent Energy—continued
$ 2,750,000	SM Energy Co., Sr. Unsecd. Note, 5.625%, 6/1/2025	$ 2,643,781
1,000,000	SM Energy Co., Sr. Unsecd. Note, 6.750%, 9/15/2026	964,015
2,900,000	Southwestern Energy Co., Sr. Unsecd. Note, 8.375%, 9/15/2028	3,009,834
2,075,000	Tap Rock Resources LLC, Sr. Unsecd. Note, 144A, 7.000%, 10/1/2026	1,900,721
	TOTAL	41,586,407
	Industrial - Other—1.7%
9,450,000	Madison Iaq LLC, Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	6,598,746
3,675,000	Redwood Star Merger Sub, Sr. Unsecd. Note, 144A, 8.750%, 4/1/2030	2,864,810
4,729,000	Vertical Holdco GmbH, Sr. Unsecd. Note, 144A, 7.625%, 7/15/2028	3,970,019
	TOTAL	13,433,575
	Insurance - P&C—6.4%
3,750,000	AmWINS Group, Inc., Sr. Unsecd. Note, 144A, 4.875%, 6/30/2029	3,121,134
5,021,420	Ardonagh Midco 2 PLC, Sr. Unsecd. Note, 144A, 12.750% PIK, 1/15/2027	5,121,848
4,350,000	AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2029	3,386,431
4,225,000	AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 7.000%, 8/15/2025	3,909,557
8,100,000	Broadstreet Partners, Inc., Sr. Unsecd. Note, 144A, 5.875%, 4/15/2029	6,395,558
8,125,000	Hub International Ltd., Sr. Unsecd. Note, 144A, 5.625%, 12/1/2029	6,800,422
7,175,000	Hub International Ltd., Sr. Unsecd. Note, 144A, 7.000%, 5/1/2026	6,816,250
225,000	NFP Corp., Sec. Fac. Bond, 144A, 7.500%, 10/1/2030	213,793
9,500,000	NFP Corp., Sr. Unsecd. Note, 144A, 6.875%, 8/15/2028	7,425,722
975,000	Ryan Specialty Group, Sec. Fac. Bond, 144A, 4.375%, 2/1/2030	828,153
7,275,000	USIS Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.875%, 5/1/2025	7,002,125
	TOTAL	51,020,993
	Leisure—0.6%
3,125,000	SeaWorld Parks & Entertainment, Inc., Sr. Unsecd. Note, 144A, 5.250%, 8/15/2029	2,602,188
2,500,000	Six Flags Entertainment Corp., Sr. Unsecd. Note, 144A, 5.500%, 4/15/2027	2,200,000
	TOTAL	4,802,188
	Lodging—0.3%
1,000,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 3.625%, 2/15/2032	767,549
2,000,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 5.750%, 5/1/2028	1,874,440
	TOTAL	2,641,989
	Media Entertainment—7.5%
5,275,000	Audacy Capital Corp., 144A, 6.500%, 5/1/2027	1,302,556
2,175,000	Cumulus Media News Holdings, Inc., 144A, 6.750%, 7/1/2026	1,837,145
1,875,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 144A, 5.375%, 8/15/2026	375,563
2,150,000	Diamond Sports Group LLC/Diamond Sports Finance Co., Sec. Fac. Bond, 144A, 6.625%, 8/15/2027	158,563
1,300,000	Gray Escrow II, Inc., Sr. Unsecd. Note, 144A, 5.375%, 11/15/2031	1,022,528
1,475,000	Gray Escrow, Inc., Sr. Unsecd. Note, 144A, 7.000%, 5/15/2027	1,390,645
3,350,000	Gray Television, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2026	3,095,048
1,875,000	iHeartCommunications, Inc., 144A, 4.750%, 1/15/2028	1,565,231
6,611,766	iHeartCommunications, Inc., Sr. Unsecd. Note, 8.375%, 5/1/2027	5,574,545
1,575,000	Match Group Holdings II LLC, Sr. Unsecd. Note, 144A, 3.625%, 10/1/2031	1,191,369
1,775,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 4.125%, 8/1/2030	1,460,195
750,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2027	670,556
7,050,000	Midas Opco Holdings LLC, Sr. Unsecd. Note, 144A, 5.625%, 8/15/2029	5,811,844
1,575,000	Nexstar Broadcasting, Inc., Sr. Unsecd. Note, 144A, 4.750%, 11/1/2028	1,341,916
4,300,000	Nexstar Escrow Corp., Sr. Unsecd. Note, 144A, 5.625%, 7/15/2027	3,961,923
5,525,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 5.875%, 10/1/2030	5,514,503
3,000,000	ROBLOX Corp., Sr. Unsecd. Note, 144A, 3.875%, 5/1/2030	2,447,415
1,300,000	Scripps Escrow II, Inc., Sr. Unsecd. Note, 144A, 3.875%, 1/15/2029	1,038,180

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Media Entertainment—continued
$ 875,000	Scripps Escrow II, Inc., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2031	$ 663,906
1,500,000	Scripps Escrow II, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2027	1,307,872
725,000	Sinclair Television Group, Sec. Fac. Bond, 144A, 4.125%, 12/1/2030	546,723
1,000,000	Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.125%, 2/15/2027	829,023
4,025,000	Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	2,901,601
1,400,000	Tegna, Inc., Sr. Unsecd. Note, 144A, 4.625%, 3/15/2028	1,295,542
4,425,000	Tegna, Inc., Sr. Unsecd. Note, 144A, 5.000%, 9/15/2029	4,083,257
6,100,000	Terrier Media Buyer, Inc., Sr. Unsecd. Note, 144A, 8.875%, 12/15/2027	4,668,330
1,800,000	Univision Communications, Inc., Sec. Fac. Bond, 144A, 7.375%, 6/30/2030	1,721,790
2,900,000	Urban One, Inc., Sec. Fac. Bond, 144A, 7.375%, 2/1/2028	2,468,494
	TOTAL	60,246,263
	Metals & Mining—0.5%
1,825,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 4.875%, 3/1/2031	1,510,178
3,900,000	Coeur Mining, Inc., Sr. Unsecd. Note, 144A, 5.125%, 2/15/2029	2,954,777
	TOTAL	4,464,955
	Midstream—7.6%
2,150,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.500%, 5/20/2025	1,999,435
2,200,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.875%, 8/20/2026	1,996,657
3,400,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	3,151,535
3,325,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2028	3,032,616
2,675,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 7.875%, 5/15/2026	2,691,933
1,900,000	Cheniere Energy Partners LP, Sr. Unsecd. Note, 4.000%, 3/1/2031	1,596,931
2,600,000	Cheniere Energy Partners LP, Sr. Unsecd. Note, Series WI, 4.500%, 10/1/2029	2,295,007
4,175,000	CNX Midstream Partners LP, Sr. Unsecd. Note, 144A, 4.750%, 4/15/2030	3,283,804
3,875,000	DT Midstream, Inc., Sr. Unsecd. Note, 144A, 4.375%, 6/15/2031	3,201,777
2,325,000	EQM Midstream Partners LP, Sr. Unsecd. Note, 144A, 4.500%, 1/15/2029	1,877,084
2,625,000	EQM Midstream Partners LP, Sr. Unsecd. Note, 144A, 6.500%, 7/1/2027	2,429,551
2,900,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 5.500%, 7/15/2028	2,484,894
2,425,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 6.500%, 7/15/2048	1,854,688
2,300,000	Hess Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.125%, 6/15/2028	2,016,985
3,225,000	Holly Energy Partners LP, Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	2,847,659
3,100,000	Oasis Midstream Partners, Sr. Unsecd. Note, 144A, 8.000%, 4/1/2029	2,990,198
3,200,000	Solaris Midstream Holdings LLC, Sr. Unsecd. Note, 144A, 7.625%, 4/1/2026	3,075,632
1,325,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.875%, 3/1/2027	1,257,155
2,000,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 144A, 5.000%, 6/1/2031	1,644,050
1,700,000	Summit Midstream Holdings LLC, Sr. Unsecd. Note, 5.750%, 4/15/2025	1,385,950
2,300,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.000%, 1/15/2028	2,132,456
1,500,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	1,349,618
1,850,000	TransMontaigne Partners LP/TLP Finance Corp., Sr. Unsecd. Note, 6.125%, 2/15/2026	1,554,527
1,325,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.500%, 3/1/2028	1,201,020
1,875,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.650%, 7/1/2026	1,756,959
4,250,000	Western Gas Partners LP, Sr. Unsecd. Note, 5.300%, 3/1/2048	3,504,401
1,825,000	Western Gas Partners LP, Sr. Unsecd. Note, 5.450%, 4/1/2044	1,499,643
575,000	Western Gas Partners LP, Sr. Unsecd. Note, 5.500%, 8/15/2048	466,213
	TOTAL	60,578,378
	Oil Field Services—2.0%
3,450,000	Archrock Partners LP/Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.250%, 4/1/2028	3,039,588
2,550,000	Archrock Partners LP/Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	2,288,358
1,725,000	Nabors Industries Ltd., Sr. Unsecd. Note, 144A, 7.250%, 1/15/2026	1,504,293
1,550,000	Nabors Industries Ltd., Sr. Unsecd. Note, 144A, 7.500%, 1/15/2028	1,268,265

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Oil Field Services—continued
$ 2,575,000	Precision Drilling Corp., Sr. Unsecd. Note, 144A, 7.125%, 1/15/2026	$ 2,418,904
1,800,000	USA Compression Partners LP, Sr. Unsecd. Note, 6.875%, 9/1/2027	1,638,810
4,166,000	USA Compression Partners LP, Sr. Unsecd. Note, Series WI, 6.875%, 4/1/2026	3,839,281
	TOTAL	15,997,499
	Packaging—4.5%
7,158,496	ARD Finance SA, Sec. Fac. Bond, 144A, 6.500%, 6/30/2027	4,915,954
2,200,000	Ardagh Metal Packaging, Sr. Unsecd. Note, 144A, 4.000%, 9/1/2029	1,615,004
7,075,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sec. Fac. Bond, 144A, 5.250%, 8/15/2027	4,442,145
3,325,000	Bway Holding Co., Sr. Unsecd. Note, 144A, 7.250%, 4/15/2025	2,929,608
9,100,000	Clydesdale Acquisition Holdings, Inc., Sr. Unsecd. Note, 144A, 8.750%, 4/15/2030	7,546,038
2,775,000	OI European Group BV, Sr. Unsecd. Note, 144A, 4.750%, 2/15/2030	2,212,688
2,000,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2025	1,847,160
1,647,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 6.625%, 5/13/2027	1,495,657
3,550,000	Trident Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.625%, 11/1/2025	3,071,676
1,400,000	Trident Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 9.250%, 8/1/2024	1,291,827
5,500,000	Trivium Packaging Finance BV, Sr. Unsecd. Note, 144A, 8.500%, 8/15/2027	4,866,881
	TOTAL	36,234,638
	Paper—0.3%
2,875,000	Graphic Packaging International LLC, Sr. Unsecd. Note, 144A, 3.500%, 3/1/2029	2,370,086
	Pharmaceuticals—2.4%
1,300,000	Bausch Health Cos., Inc., Sec. Fac. Bond, 144A, 5.500%, 11/1/2025	1,034,783
725,000	Bausch Health Cos., Inc., Sec. Fac. Bond, 144A, 6.125%, 2/1/2027	503,730
1,800,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2029	701,424
3,900,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 5.250%, 1/30/2030	1,464,669
7,600,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 6.250%, 2/15/2029	2,851,520
1,000,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 7.250%, 5/30/2029	384,700
2,150,000	Catalent Pharma Solutions, Inc., Sr. Unsecd. Note, 144A, 3.500%, 4/1/2030	1,693,749
2,800,000	Grifols Escrow Issuer SA, 144A, 4.750%, 10/15/2028	2,169,047
1,650,000	Jazz Securities Designated Activity Co., 144A, 4.375%, 1/15/2029	1,428,834
2,700,000	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 144A, 10.000%, 6/15/2029	1,485,000
2,925,000	Organon Finance 1 LLC, Sr. Unsecd. Note, 144A, 5.125%, 4/30/2031	2,400,928
3,500,000	Syneos Health, Inc., Sr. Unsecd. Note, 144A, 3.625%, 1/15/2029	2,790,900
	TOTAL	18,909,284
	Restaurant—1.4%
10,675,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 2nd Lien, 144A, 4.000%, 10/15/2030	8,431,969
1,425,000	Yum! Brands, Inc., Sr. Unsecd. Note, 4.625%, 1/31/2032	1,197,485
1,425,000	Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	1,248,499
	TOTAL	10,877,953
	Retailers—0.7%
1,825,000	Academy Ltd., Sec. Fac. Bond, 144A, 6.000%, 11/15/2027	1,658,834
1,450,000	Asbury Automotive Group, Inc., Sr. Unsecd. Note, 144A, 4.625%, 11/15/2029	1,162,748
1,625,000	Asbury Automotive Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2032	1,254,110
1,475,000	Gap (The), Inc., Sr. Unsecd. Note, 144A, 3.625%, 10/1/2029	961,088
1,400,000	Gap (The), Inc., Sr. Unsecd. Note, 144A, 3.875%, 10/1/2031	893,146
	TOTAL	5,929,926
	Supermarkets—0.5%
4,625,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 3.500%, 3/15/2029	3,737,763
	Technology—8.6%
875,000	Boxer Parent Co., Inc., 144A, 9.125%, 3/1/2026	843,994
3,000,000	Cars.com, Inc., Sr. Unsecd. Note, 144A, 6.375%, 11/1/2028	2,563,170

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Technology—continued
$ 2,425,000	Centerfield Media Parent, Sr. Note, 144A, 6.625%, 8/1/2026	$ 1,922,343
2,050,000	Central Parent, Inc./Central Merger Sub, Inc., 144A, 7.250%, 6/15/2029	1,953,240
5,550,000	Clarivate Science Holdings Corp., Sr. Unsecd. Note, 144A, 4.875%, 7/1/2029	4,354,585
1,725,000	Consensus Cloud Solutions, Inc., Sr. Unsecd. Note, 144A, 6.000%, 10/15/2026	1,529,497
3,000,000	Consensus Cloud Solutions, Inc., Sr. Unsecd. Note, 144A, 6.500%, 10/15/2028	2,552,256
1,400,000	Dun & Bradstreet Corp., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2029	1,157,898
5,000,000	Elastic N.V., Sr. Unsecd. Note, 144A, 4.125%, 7/15/2029	3,955,850
1,775,000	Entegris Escrow Corp., Sr. Unsecd. Note, 144A, 5.950%, 6/15/2030	1,624,018
4,000,000	HealthEquity, Inc., Sr. Unsecd. Note, 144A, 4.500%, 10/1/2029	3,383,960
2,275,000	Helios Software Holdings, Sec. Fac. Bond, 144A, 4.625%, 5/1/2028	1,708,525
4,050,000	II-VI, Inc., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2029	3,359,961
5,775,000	Logan Merger Sub, Inc., Sr. Secd. Note, 144A, 5.500%, 9/1/2027	3,554,436
7,375,000	McAfee Corp., Sr. Unsecd. Note, 144A, 7.375%, 2/15/2030	6,043,591
7,875,000	Minerva Merger Sub, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2030	6,240,544
925,000	NCR Corp., 144A, 5.125%, 4/15/2029	695,637
1,300,000	NCR Corp., Sr. Unsecd. Note, 144A, 5.250%, 10/1/2030	983,512
975,000	NCR Corp., Sr. Unsecd. Note, 144A, 5.750%, 9/1/2027	885,775
1,775,000	NCR Corp., Sr. Unsecd. Note, 144A, 6.125%, 9/1/2029	1,531,294
650,000	Picard Midco, Inc., Sec. Fac. Bond, 144A, 6.500%, 3/31/2029	550,037
6,725,000	Rackspace Technology, Inc., Sr. Unsecd. Note, 144A, 5.375%, 12/1/2028	3,173,359
6,700,000	Rocket Software, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2029	4,971,668
3,450,000	Seagate HDD Cayman, Sr. Unsecd. Note, 3.125%, 7/15/2029	2,535,698
1,525,000	Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 5.875%, 9/1/2030	1,430,145
2,250,000	SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 5.500%, 9/30/2027	2,057,139
3,250,000	TTM Technologies, Inc., Sr. Unsecd. Note, 144A, 4.000%, 3/1/2029	2,624,050
825,000	Veritas US, Inc./Veritas Bermuda Ltd., Sr. Secd. Note, 144A, 7.500%, 9/1/2025	633,023
	TOTAL	68,819,205
	Transportation Services—0.5%
4,025,000	Watco Cos. LLC/Finance Co., Sr. Unsecd. Note, 144A, 6.500%, 6/15/2027	3,669,088
	Utility - Electric—2.5%
650,000	Calpine Corp., Sr. Secd. Note, 144A, 3.750%, 3/1/2031	509,678
1,850,000	Calpine Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2031	1,472,613
3,000,000	Calpine Corp., Sr. Unsecd. Note, 144A, 5.125%, 3/15/2028	2,582,825
4,425,000	Enviva Partners LP/Enviva Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 1/15/2026	4,190,254
1,081,000	NRG Energy, Inc., Sr. Unsecd. Note, 6.625%, 1/15/2027	1,061,192
925,000	NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.375%, 2/15/2029	750,240
1,000,000	NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.625%, 2/15/2031	782,150
2,075,000	NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2032	1,623,065
450,000	NRG Energy, Inc., Sr. Unsecd. Note, Series WI, 5.750%, 1/15/2028	416,228
3,050,000	TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 5.000%, 1/31/2028	2,691,274
3,475,000	Vistra Operations Co. LLC, Sr. Unsecd. Note, 144A, 5.500%, 9/1/2026	3,227,736
1,075,000	Vistra Operations Co. LLC, Sr. Unsecd. Note, 144A, 5.625%, 2/15/2027	1,008,656
	TOTAL	20,315,911
	Wireless Communications—0.3%
1,750,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 2.875%, 2/15/2031	1,412,609
975,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 3.375%, 4/15/2029	843,862
	TOTAL	2,256,471
	TOTAL CORPORATE BONDS (IDENTIFIED COST $961,613,350)	769,654,620

Principal Amount or Shares			Value
		COMMON STOCKS—0.9%
		Cable Satellite—0.0%
7,064	[2,3]	Intelsat Jackson Holdings S.A.	$ 38,852
		Independent Energy—0.0%
3,150	[2,3]	Ultra Resources, Inc.	0
		Media Entertainment—0.1%
67,010	[3]	iHeartMedia, Inc.	491,183
		Oil Field Services—0.5%
66,218	[2,3]	Superior Energy Services, Inc.	4,271,061
		Pharmaceuticals—0.3%
142,608	[3]	Mallinckrodt PLC	2,424,336
		TOTAL COMMON STOCKS (IDENTIFIED COST $10,856,492)	7,225,432
		FLOATING RATE LOAN—0.3%
		Independent Energy—0.3%
$ 1,976,000	[4]	Ascent Resources Utica Holdings LLC, 2020 Fixed 2nd Lien Term Loan, 11.455% (3-month LIBOR + 9.000%), 11/1/2025 (IDENTIFIED COST $1,976,000)	2,083,030
		INVESTMENT COMPANY—2.2%
17,886,049		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 2.98%[5] (IDENTIFIED COST $17,879,644)	17,880,684
		TOTAL INVESTMENT IN SECURITIES—99.6% (IDENTIFIED COST $992,325,486)	796,843,766
		OTHER ASSETS AND LIABILITIES - NET—0.4%[6]	3,228,341
		TOTAL NET ASSETS—100%	$800,072,107
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended September 30, 2022, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Value as of 12/31/2021	$15,264,347
Purchases at Cost	$504,569,769
Proceeds from Sales	$(501,939,865)
Change in Unrealized Appreciation/Depreciation	$6,146
Net Realized Gain/(Loss)	$(19,713)
Value as of 9/30/2022	$17,880,684
Shares Held as of 9/30/2022	17,886,049
Dividend Income	$159,731

1	Issuer in default.
2
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

3	Non-income-producing security.
4	Floating/variable note with current rate and current maturity or next reset date shown.
5	7-day net yield.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2022.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.

◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act, the Fund’s Board of Trustees (the “Trustees”) have designated the Adviser as the Fund’s valuation designated to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2022, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$769,654,620	$0	$769,654,620
Floating Rate Loan	—	2,083,030	—	2,083,030
Equity Securities:
Common Stocks
Domestic	491,183	—	4,309,913	4,801,096
International	2,424,336	—	—	2,424,336
Investment Company	17,880,684	—	—	17,880,684
TOTAL SECURITIES	$20,796,203	$771,737,650	$4,309,913	$796,843,766

The following acronym(s) are used throughout this portfolio:
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
PIK	—Payment in Kind